Intangible assets and goodwill - Key assumptions and sensitivity analysis (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Key assumptions used in value in use calculations:
Terminal Value growth rate	5.00%	5.00%
Cash-generating units
Key assumptions used in value in use calculations:
Discount rate	18.00%	18.00%
Cash flow projections period	5 years	5 years
Impairment loss	₨ 0	₨ 0
Cash-generating units | Minimum
Key assumptions used in value in use calculations:
EBITDA margin over next 5 years	8.70%	10.70%
Cash-generating units | Maximum
Key assumptions used in value in use calculations:
EBITDA margin over next 5 years	46.70%	56.40%